UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

March 31, 2014 (unaudited)

	Shares or
	Principal	Fair
COMMON STOCKS	Amount	Value

PRODUCER DURABLE GOODS — 26.4%
Franklin Electric Co., Inc.	451,200	$19,185,024
Graco Inc.	395,800	29,582,092
HNI Corporation	513,733	18,782,078
IDEX Corporation	406,100	29,600,629
Nordson Corporation	126,000	8,881,740
Rotork plc (Great Britain)	72,200	3,186,244
WABCO Holdings Inc.*	383,000	40,429,480
Zebra Technologies Corporation (Class A)*	384,400	26,681,204
		$176,328,491
RETAILING — 25.3%
Bed Bath & Beyond, Inc.*	167,300	$11,510,240
CarMax, Inc.*	762,200	35,670,960
L’Occitane International S.A. (Luxembourg)	4,702,050	11,591,023
O’Reilly Automotive, Inc.*	414,400	61,492,816
Signet Jewelers Limited (Bermuda)	459,200	48,610,912
		$168,875,951
BUSINESS SERVICES & SUPPLIES — 18.0%
Aggreko plc (Great Britain)	564,200	$14,118,936
CLARCOR, Inc.	252,700	14,492,345
Copart, Inc.*	687,100	25,003,569
Domino Printing Sciences plc (Great Britain)	711,600	9,330,855
Halma PLC (Great Britain)	1,325,000	12,724,107
ScanSource Inc.*	736,263	30,017,443
Spirax-Sarco Engineering plc (Great Britain)	295,153	14,221,091
		$119,908,346
HEALTH CARE — 7.4%
Bio-Rad Laboratories, Inc.*	147,700	$18,923,324
bioMerieux S.A. (France)	118,887	13,040,061
Sonova Holding AG (Switzerland)	68,000	9,938,459
Varian Medical Systems, Inc.*	85,300	7,164,347
		$49,066,191
ENERGY — 5.0%
FMC Technologies, Inc.*	307,800	$16,094,862
Noble Corporation (Switzerland)	529,200	17,326,008
		$33,420,870
TECHNOLOGY — 6.0%
EVS Broadcast Equipment S.A. (Belgium)	187,150	$12,125,168
Maxim Integrated Products, Inc.	309,600	10,253,952
Microchip Technology Incorporated	374,951	17,907,660
		$40,286,780
TRANSPORTATION — 7.7%
Heartland Express, Inc.	1,134,300	$25,737,267
Knight Transportation, Inc.	1,021,200	23,620,356
Kuehne & Nagel International AG (Switzerland)	12,700	1,777,138
		$51,134,761

OTHER COMMON STOCKS — 0.0%		$8,311

TOTAL COMMON STOCKS — 95.8% (Cost $312,765,433)		$639,029,701

NON-CONVERTIBLE BONDS AND DEBENTURES CORPORATE
OMNOVA Solutions Inc. — 7.875% 2018	$275,000	$293,562
Quality Distribution LLC — 9.875% 2018	2,700,000	2,943,000
Stanadyne Corporation — 10% 2014	3,000,000	2,985,000
TOTAL NON-CONVERTIBLE BONDS AND DEBENTURES — 0.9% (Cost $5,634,312)		$6,221,562

TOTAL INVESTMENT SECURITIES — 96.7% (Cost $318,399,745)		$645,251,263

SHORT-TERM INVESTMENTS
ExxonMobil Corporation — 0.05% 04/01/14	$11,058,000	$11,058,000
State Street Bank Repurchase Agreement- 0.00% 04/01/14 (Dated 03/31/2014, repurchase price of $11,064,000, collateralized by $11,135,000 principal amount U.S. Treasury Note- 3.625% 2044, fair value $11,288,106)	11,064,000	11,064,000
TOTAL SHORT-TERM INVESTMENTS — 3.3% (Cost $22,122,000)		$22,122,000

TOTAL INVESTMENTS — 100.0% (Cost $340,521,745) — Note 2		$667,373,263
Other assets and liabilities, net — 0.0%		(57,754)
TOTAL NET ASSETS — 100.0%		$667,315,509

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2014:

	Level 1 (3)	Level 2 (3)	Level 3 (3)	Total

Investments

Common Stocks	$639,029,701	—	—	$639,029,701
Non-Convertible Bonds & Debentures	—	$6,221,562	—	6,221,562
Short-Term Investments	—	22,122,000	—	22,122,000
Total Investments	$639,029,701	$28,343,562	—	$667,373,263

(1) All common stocks are classified under Level 1. The Portfolio of Investments provides further information on major security types.

(2) Comprised of high-yield corporate bonds and short-term investments with maturities of 60 days or less that are valued at amortized cost.

(3) Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended March 31, 2014.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $318,569,265 for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$327,892,311
Gross unrealized depreciation:	(1,210,313)
Net unrealized appreciation:	$326,681,998

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 27, 2014

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	May 27, 2014